Additional Information - Condensed Financial Statements	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Abstract]
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS

28. ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS

The condensed financial statements of the Company have been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investment in subsidiaries under the equity method of accounting. Such investment and long-term loans to subsidiaries are presented on the balance sheet as "Interests in subsidiaries" and the profit of the subsidiaries is presented as "Equity in profit of subsidiaries" on the statement of operations.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2010 and 2011, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statements, if any.

Financial Information of Shanda Games Limited

Condensed Statements of Operations

	For the Years Ended December 31
	2009	2010	2011	2011
	RMB	RMB	RMB	US$ (Note 2(5))
Net revenues	-	-	-	-

Cost of revenues	-	-	-	-

Gross profit	-	-	-	-

Operating expenses
Product development	-	-	-	-
Sales and marketing	-	-	-	-
General and administrative	(124,890)	(105,185)	(88,940)	(14,131)

Total operating expenses	(124,890)	(105,185)	(88,940)	(14,131)

Loss from operations	(124,890)	(105,185)	(88,940)	(14,131)

Interest income	470	1,540	5,103	811
Interest expenses	-	(10,915)	(13,610)	(2,162)
Other income(expenses)	(5)	294	(405)	(64)
Income tax expenses	-	-	-	-
Equity in profit of subsidiaries	1,577,396	1,403,087	1,362,726	216,514

Net income	1,452,971	1,288,821	1,264,874	200,968

Financial Information of Shanda Games Limited

Condensed Balance Sheets

	December 31,
	2010	2011	2011
	RMB	RMB	US$ (Note 2(5))
ASSETS
Current assets:
Cash and cash equivalents	283,205	29,127	4,628
Prepayment and other current assets	25,910	8,163	1,297
Other receivables due from related parties	499,247	484,687	77,009
Investment in subsidiaries	4,636,232	5,446,987	865,439

Total assets	5,444,594	5,968,964	948,373

LIABILITIES
Current liabilities:
Other payables and accruals	1,459	2,726	433
Other payables due to related parties	1,423,185	797,054	126,640
Dividend payable	-	1,823,314	289,695

Current liabilities	1,424,644	2,623,094	416,768

Total liabilities	1,424,644	2,623,094	416,768

Shareholders' Equity
Class A ordinary shares (US$0.01 par value, 16,000,000,000 shares authorized, 158,302,554 and 151,222,556 issued and outstanding as of December 31, 2010 and 2011)	1,190	725	115
Class B ordinary shares (US$0.01 par value, 4,000,000,000 shares authorized, 409,087,000 and 409,087,000 issued and outstanding as of December 31, 2010 and 2011)	40,193	40,193	6,386
Additional paid-in capital	1,419,666	1,561,343	248,072
Accumulated other comprehensive income	(40,734)	(68,480)	(10,880)
Retained earnings	2,599,635	1,812,089	287,912

Total Shanda Games Limited shareholders' equity	4,019,950	3,345,870	531,605

Total liabilities and shareholders' equity	5,444,594	5,968,964	948,373

Financial Information of Shanda Games Limited

Condensed Statements of Cash Flows

	For the Years Ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$ (Note 2(5))
Net cash generated / (used) in operating activities	(4,891)	1,090	(7,603)	(1,208)
Net cash generated / (used) in investing activities	(600,955)	(609,701)	530,776	84,332
Net cash generated / (used) in financing activities	825,664	679,627	(769,060)	(122,191)
Effect of foreign exchange rate changes on cash and cash equivalents	(67)	(7,562)	(8,191)	(1,302)

Net increase / (decrease) in cash and cash equivalents	219,751	63,454	(254,078)	(40,369)
Cash and cash equivalents, beginning of year	-	219,751	283,205	44,997

Cash and cash equivalents, end of year	219,751	283,205	29,127	4,628